iShares
®
LifePath
®
Target Date 2040 ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  47 .0%
iShares Core U.S. REIT ETF ................. 17,829 $ 997,354
iShares Russell 1000 ETF ................... 40,205 12,249,257
iShares Russell 2000 ETF
(b)
.................. 2,709 527,876
13,774,487
a
Domestic Fixed Income  —  23 .8%
iShares 0-5 Year TIPS Bond ETF .............. 846 87,561
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 19,504 960,377
iShares 10-20 Year Treasury Bond ETF .......... 4,835 496,264
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 13,344 700,427
iShares 5-10 Year Investment Grade Corporate Bond
ETF
(b)
............................... 9,457 496,398
iShares MBS ETF ........................ 19,642 1,842,223
iShares U.S. Treasury Bond ETF .............. 103,883 2,397,620
6,980,870
a
International Equity  —  29 .1%
iShares Core MSCI Emerging Markets ETF ....... 42,740 2,315,226
iShares Core MSCI International Developed Markets
ETF ................................ 78,915 5,651,892
Security Shares Value
a
International Equity — 29.1% (continued)
iShares Global Infrastructure ETF .............. 10,374 $ 584,990
8,552,108
a
Total Long-Term Investments — 99.9%
(Cost: $ 28,266,495 ) ................................. 29,307,465
a
Short-Term Securities
Money Market Funds  —  7 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(a) (c) (d)
...................... 2,268,765 2,269,673
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 37,038 37,038
a
Total Short-Term Securities — 7.9%
(Cost: $ 2,306,704 ) .................................. 2,306,711
Total Investments — 107.8%
(Cost: $ 30,573,199 ) ................................. 31,614,176
Liabilities in Excess of Other Assets — ( 7 .8 ) % ............... (2,278,877)
Net Assets — 100.0% ................................. $ 29,335,299
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 747,937 $ 1,522,024
(a)
$ — $ (250) $ (38) $ 2,269,673 2,268,765 $ 4,936
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 20,325 16,713
(a)
— — — 37,038 37,038 1,238 —
iShares 0-5 Year TIPS
Bond ETF ....... 71,257 101,807 (89,623) 1,218 2,902 87,561 846 2,057 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 505,566 778,367 (283,875) (11,905) (27,776) 960,377 19,504 30,674 —
iShares 10-20 Year
Treasury Bond ETF 338,700 655,843 (487,307) (10,378) (594) 496,264 4,835 17,771 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF 274,652 492,916 (74,707) 703 6,863 700,427 13,344 14,883 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF 180,500 370,058 (56,322) 26 2,136 496,398 9,457 10,949 —
iShares Core MSCI
Emerging Markets
ETF ........... 830,029 1,660,445 (189,699) (2,809) 17,260 2,315,226 42,740 29,833 —
iShares Core MSCI
International
Developed Markets
ETF ........... 2,177,723 3,796,798 (657,086) 12,111 322,346 5,651,892 78,915 51,288 —

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
LifePath
®
Target Date 2040 ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core U.S. REIT
ETF ........... $ 454,780 $ 665,590 $ (95,744) $ 3,853 $ (31,125) $ 997,354 17,829 $ 15,468 $ —
iShares Global
Infrastructure ETF . 246,344 362,391 (76,191) 3,367 49,079 584,990 10,374 6,465 —
iShares MBS ETF ... 709,753 1,162,008 (37,795) 2,579 5,678 1,842,223 19,642 36,315 —
iShares Russell 1000
ETF ........... 5,344,536 8,767,926 (1,674,896) (33,438) (154,871) 12,249,257 40,205 82,412 —
iShares Russell 2000
ETF ........... 286,541 388,216 (74,671) (6,539) (65,671) 527,876 2,709 3,712 —
iShares U.S. Treasury
Bond ETF ....... 600,124 1,823,863 (38,359) 1,359 10,633 2,397,620 103,883 25,667 —
$ (40,103) $ 136,822
$ 31,614,176
$ 333,668 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 29,307,465 $ — $ — $ 29,307,465
Short-Term Securities
Money Market Funds ...................................... 2,306,711 — — 2,306,711
$ 31,614,176 $ — $ — $ 31,614,176
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security